Nature of operations (Details Narrative)		6 Months Ended
	Jul. 13, 2020	Jun. 30, 2022 integer shares	Apr. 30, 2020 shares
Number of Operating Segments | integer		2
Reverse stock split ratio	one-for-five
Series D Preferred Stock [Member]
Preferred stock issued		1,177,023	1,000,000
Series F Preferred Stock [Member]
Preferred stock issued			1,000,000